Disposal of a Subsidiary - Additional Information (Detail) ¥ in Millions		1 Months Ended	12 Months Ended
	Aug. 21, 2018 CNY (¥)	Nov. 30, 2017 $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ordinary shares, par value | $ / shares				$ 0.01	$ 0.01
Beijing Yingke
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity investment consideration received	¥ 12.0
Beijing Yingke | Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest acquired	70.00%
Consideration payable	¥ 8.6
Ordinary shares, shares issued | shares		20,000,000
Ordinary shares, par value | $ / shares		$ 1
Fair value of total consideration transferred			¥ 6.8
Number of ordinary shares transferred | shares			5,600,000
Investment in joint venture, ownership percentage				8.75%
Beijing Yingke | Yunmei
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest acquired	30.00%
Consideration payable	¥ 3.6